World Omni Auto Receivables Trust 2006-A	EXHIBIT 99.1

Monthly Servicer Certificate

August 31, 2006

Dates Covered
Collections Period	08/01/06 - 08/31/06
Interest Accrual Period	08/15/06 - 09/15/06
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 7/31/06	788,000,794.71	49,913
Principal Payments	28,433,785.77	1,017
Defaulted Receivables	1,203,171.16	72
Repurchased Accounts	0.00	0

Pool Balance at 8/31/06	758,363,837.78	48,824

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471

Delinquent Receivables:
Past Due 31-60 days	7,634,753.09	518
Past Due 61-90 days	1,856,668.85	115
Past Due 91 + days	732,338.20	53

Total	10,223,760.14	686

Total 31+ Delinquent as % Ending Pool Balance	1.35%

Recoveries	630,270.79

Aggregate Net Losses - August 2006	572,900.37

Overcollateralization Target Amount	15,167,276.76
Actual Overcollateralization	15,167,276.75

Weighted Average APR	8.66%
Weighted Average Remaining Term	54.34

Flow of Funds	$ Amount
Collections	34,647,229.31
Advances	6,147.52
Investment Earnings on Cash Accounts	155,282.46
Excess Maximum Negative Carry Amount	-
Servicing Fee	(656,667.33)

Available Funds	34,151,991.96

Uses of Cash
(1) Class A Interest	3,061,386.31
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.96
(4) Second Priority Principal Distributable Amount	13,876,941.05
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	15,167,276.75
(7) Distribution to Certificateholders	1,867,841.89

Total Uses of Cash	34,151,991.96

Servicing Fee	656,667.33
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Note Balance @ 7/31/06	772,240,778.83
Principal Paid	29,044,217.80
Note Balance @ 8/31/06	743,196,561.03

Class A-1
Note Balance @ 7/31/06	26,878,778.83
Principal Paid	26,878,778.83
Note Balance @ 8/31/06	0.00
Note Factor @ 8/31/06	0.0000000%

Class A-2
Note Balance @ 7/31/06	216,000,000.00
Principal Paid	2,165,438.97
Note Balance @ 8/31/06	213,834,561.03
Note Factor @ 8/31/06	98.9974820%

Class A-3
Note Balance @ 7/31/06	331,000,000.00
Principal Paid	-
Note Balance @ 8/31/06	331,000,000.00
Note Factor @ 8/31/06	100.0000000%

Class A-4
Note Balance @ 7/31/06	157,000,000.00
Principal Paid	-
Note Balance @ 8/31/06	157,000,000.00
Note Factor @ 8/31/06	100.0000000%

Class B
Note Balance @ 7/31/06	41,362,000.00
Principal Paid	-
Note Balance @ 8/31/06	41,362,000.00
Note Factor @ 8/31/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,239,932.27
Interest Carryover Shortfall	0.00
Total Principal Paid	29,044,217.80

Total Paid	32,284,150.07

Class A-1
Coupon	4.85490%
Interest Paid	112,369.64
Interest Carryover Shortfall	0.00
Principal Paid	26,878,778.83

Total Paid to A-1 Holders	26,991,148.47

Class A-2
Coupon	5.05000%
Interest Paid	909,000.00
Interest Carryover Shortfall	0.00
Principal Paid	2,165,438.97

Total Paid to A-2 Holders	3,074,438.97

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.96
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.96

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4417496
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.8533994

Total Distribution Amount	34.2951490

A-1 Interest Distribution Amount	0.5733145
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	137.1366267

Total A-1 Distribution Amount	137.7099412

A-2 Interest Distribution Amount	4.2083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	10.0251804

Total A-2 Distribution Amount	14.2335137

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166665
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166665

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	477.79
Noteholders’ Principal Distributable Amount	522.21

Account Balances	$ Amount
Advances
Balance as of 7/31/06	141,998.57
Balance as of 8/31/06	148,146.09
Change	6,147.52

Reserve Fund
Balance as of 7/31/06	2,387,671.16
Investment Earnings	10,588.81
Prior Month’s Investment Earnings paid	(10,494.39)
Deposit	0.00
Balance as of 8/31/06	2,387,765.58
Change	94.42

Reserve Fund Requirement	2,377,176.77